BASIC AND FULLY DILUTED LOSS PER SHARE	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
NOTE 13 – BASIC AND FULLY DILUTED LOSS PER SHARE

The computations of basic loss per share of common stock are based upon the weighted average number of shares of common stock outstanding during the period covered by the financial statements.  Common stock equivalents that would arise from issuance of shares of common stock to be issued under subscriptions and other obligations of the Company, the exercise of stock options and warrants, conversion of convertible preferred stock and dividends on those shares of preferred stock or the conversion of convertible promissory notes were excluded from the loss per share attributable to common stockholders as their value is anti-dilutive.

The Company's common stock equivalents, at June 30, 2015 and 2014, respectively, which are not included in the calculation of fully diluted loss per share because they are anti-dilutive, consisted of the following:

	2015	2014
Convertible promissory notes outstanding	121,942	121,077
Warrants outstanding	440,944	364,897
Stock options outstanding	204,900	199,411
Preferred stock outstanding	302,000	302,000
Common stock to be issued	600	300
Dividends on preferred stock outstanding	119,786	116,097

Total Common Stock Equivalents	1,190,172	1,103,782

NOTE 13-      BASIC AND FULLY DILUTED LOSS PER SHARE

The computations of basic loss per share of common stock are based on the weighted average number of common shares outstanding during the period of the financial statements.  Common stock equivalents which would arise from the exercise of stock options and warrants outstanding during the period, the conversion of convertible preferred stock and dividends or the conversion of convertible notes were excluded from the loss per share attributable to common stock holders as their value is anti-dilutive.

The Company's common stock equivalents, at December 31, consisted of the following and have not been included in the calculation because they are anti-dilutive:

	2014	2013
Convertible Notes Outstanding	82,126	124,244
Warrants Outstanding	447,436	220,997
Stock Options Outstanding	196,300	167,500
Common Stock to be Issued	6,000	-
Preferred Stock Outstanding	302,000	302,000
Dividends on Preferred Stock Outstanding	122,907	101,907

Total Common Stock Equivalents	1,156,769	916,648